                             OppenheimerFunds, Inc.
                           Two World Financial Center
                               225 Liberty Street
                            New York, New York 10281

March 17, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

     Re:      Form N-14 Registration Statement of Oppenheimer Variable Account
              Funds; File No. 333-148748

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of combined
Prospectus and Proxy Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act on behalf of Oppenheimer Variable Account Funds, with respect to Oppenheimer Core
Bond Fund/VA (the "Registrant") would not have differed from that contained in the Registrant's Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on March 7, 2008,
and declared effective March 7, 2008.

         Thank you for your assistance.

                                                   Sincerely,

                                                   /s/ Taylor V. Edwards
                                                   ---------------------
                                                   Taylor V. Edwards
                                                   Vice President and
                                                   Assistant Counsel
                                                   Tel.: 212.323.0310
                                                   Fax: 212.323.4070
                                                   tedwards@oppenheimerfunds.com

cc:      Mr. Michael Kosoff, Securities and Exchange Commission
         Bell, Boyd & Lloyd
         Myer, Swanson, Adams & Wolf, P.C.
         Gloria LaFond